Distribution Date:	08/12/22	COMM 2014-UBS5 Mortgage Trust
Determination Date:	08/08/22
Next Distribution Date:	09/12/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27	Controlling Class	RREF II CMBS AIV, L.P.
Historical Liquidated Loan Detail	28	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592KAY0	1.373000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592KAZ7	3.031000%	253,000,000.00	16,740,034.71	0.00	42,282.54	0.00	0.00	42,282.54	16,740,034.71	37.73%	30.00%
A-SB	12592KBA1	3.548000%	78,700,000.00	30,284,311.96	1,385,026.07	89,540.62	0.00	0.00	1,474,566.69	28,899,285.89	37.73%	30.00%
A-3	12592KBB9	3.565000%	260,000,000.00	260,000,000.00	0.00	772,416.67	0.00	0.00	772,416.67	260,000,000.00	37.73%	30.00%
A-4	12592KBC7	3.838000%	354,751,000.00	354,751,000.00	0.00	1,134,611.95	0.00	0.00	1,134,611.95	354,751,000.00	37.73%	30.00%
A-M	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00	28.21%	22.88%
B	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00	22.20%	18.38%
C	12592KBH6	4.766427%	53,113,000.00	53,113,000.00	0.00	210,966.01	0.00	0.00	210,966.01	53,113,000.00	17.19%	14.63%
D	12592KAG9	3.495000%	104,216,000.00	104,216,000.00	0.00	303,529.10	0.00	0.00	303,529.10	104,216,000.00	7.37%	7.27%
E	12592KAJ3	3.495000%	36,301,000.00	36,301,000.00	0.00	105,726.66	0.00	0.00	105,726.66	36,301,000.00	3.94%	4.70%
F*	12592KAL8	3.495000%	22,365,000.00	22,365,000.00	0.00	36,234.10	0.00	0.00	36,234.10	22,365,000.00	1.84%	3.13%
G	12592KAN4	3.495000%	44,261,324.00	19,468,624.79	0.00	0.00	0.00	0.00	0.00	19,468,624.79	0.00%	0.00%
V	12592KAQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592KAW4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,416,359,327.00	1,061,890,971.46	1,385,026.07	3,287,678.56	0.00	0.00	4,672,704.63	1,060,505,945.39

X-A	12592KBD5	1.003747%	1,092,367,000.00	762,691,346.67	0.00	637,957.86	0.00	0.00	637,957.86	761,306,320.60
X-B-1	12592KAA2	0.252427%	63,736,000.00	63,736,000.00	0.00	13,407.22	0.00	0.00	13,407.22	63,736,000.00
X-B-2	12592KBJ2	0.842203%	157,329,000.00	157,329,000.00	0.00	110,419.16	0.00	0.00	110,419.16	157,329,000.00
X-C	12592KAC8	1.271427%	36,301,000.00	36,301,000.00	0.00	38,461.71	0.00	0.00	38,461.71	36,301,000.00
X-D	12592KAE4	1.271427%	66,626,324.00	41,833,624.79	0.00	44,323.65	0.00	0.00	44,323.65	41,833,624.79
Notional SubTotal			1,416,359,324.00	1,061,890,971.46	0.00	844,569.60	0.00	0.00	844,569.60	1,060,505,945.39

Deal Distribution Total					1,385,026.07	4,132,248.16	0.00	0.00	5,517,274.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592KAZ7	66.16614510	0.00000000	0.16712466	0.00000000	0.00000000	0.00000000	0.00000000	0.16712466	66.16614510
A-SB	12592KBA1	384.80701347	17.59880648	1.13774612	0.00000000	0.00000000	0.00000000	0.00000000	18.73655260	367.20820699
A-3	12592KBB9	1,000.00000000	0.00000000	2.97083335	0.00000000	0.00000000	0.00000000	0.00000000	2.97083335	1,000.00000000
A-4	12592KBC7	1,000.00000000	0.00000000	3.19833334	0.00000000	0.00000000	0.00000000	0.00000000	3.19833334	1,000.00000000
A-M	12592KBE3	1,000.00000000	0.00000000	3.49416663	0.00000000	0.00000000	0.00000000	0.00000000	3.49416663	1,000.00000000
B	12592KBF0	1,000.00000000	0.00000000	3.76166672	0.00000000	0.00000000	0.00000000	0.00000000	3.76166672	1,000.00000000
C	12592KBH6	1,000.00000000	0.00000000	3.97202210	0.00000000	0.00000000	0.00000000	0.00000000	3.97202210	1,000.00000000
D	12592KAG9	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
E	12592KAJ3	1,000.00000000	0.00000000	2.91249993	0.00000000	0.00000000	0.00000000	0.00000000	2.91249993	1,000.00000000
F	12592KAL8	1,000.00000000	0.00000000	1.62012520	1.29237469	45.15424011	0.00000000	0.00000000	1.62012520	1,000.00000000
G	12592KAN4	439.85635834	0.00000000	0.00000000	1.28108165	77.24510862	0.00000000	0.00000000	0.00000000	439.85635834
V	12592KAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592KBD5	698.20064747	0.00000000	0.58401422	0.00000000	0.00000000	0.00000000	0.00000000	0.58401422	696.93273469
X-B-1	12592KAA2	1,000.00000000	0.00000000	0.21035553	0.00000000	0.00000000	0.00000000	0.00000000	0.21035553	1,000.00000000
X-B-2	12592KBJ2	1,000.00000000	0.00000000	0.70183603	0.00000000	0.00000000	0.00000000	0.00000000	0.70183603	1,000.00000000
X-C	12592KAC8	1,000.00000000	0.00000000	1.05952205	0.00000000	0.00000000	0.00000000	0.00000000	1.05952205	1,000.00000000
X-D	12592KAE4	627.88432977	0.00000000	0.66525732	0.00000000	0.00000000	0.00000000	0.00000000	0.66525732	627.88432977

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/22 - 07/30/22	30	0.00	42,282.54	0.00	42,282.54	0.00	0.00	0.00	42,282.54	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	89,540.62	0.00	89,540.62	0.00	0.00	0.00	89,540.62	0.00
A-3	07/01/22 - 07/30/22	30	0.00	772,416.67	0.00	772,416.67	0.00	0.00	0.00	772,416.67	0.00
A-4	07/01/22 - 07/30/22	30	0.00	1,134,611.95	0.00	1,134,611.95	0.00	0.00	0.00	1,134,611.95	0.00
X-A	07/01/22 - 07/30/22	30	0.00	637,957.86	0.00	637,957.86	0.00	0.00	0.00	637,957.86	0.00
A-M	07/01/22 - 07/30/22	30	0.00	352,617.32	0.00	352,617.32	0.00	0.00	0.00	352,617.32	0.00
B	07/01/22 - 07/30/22	30	0.00	239,753.59	0.00	239,753.59	0.00	0.00	0.00	239,753.59	0.00
C	07/01/22 - 07/30/22	30	0.00	210,966.01	0.00	210,966.01	0.00	0.00	0.00	210,966.01	0.00
X-B-1	07/01/22 - 07/30/22	30	0.00	13,407.22	0.00	13,407.22	0.00	0.00	0.00	13,407.22	0.00
X-B-2	07/01/22 - 07/30/22	30	0.00	110,419.16	0.00	110,419.16	0.00	0.00	0.00	110,419.16	0.00
X-C	07/01/22 - 07/30/22	30	0.00	38,461.71	0.00	38,461.71	0.00	0.00	0.00	38,461.71	0.00
X-D	07/01/22 - 07/30/22	30	0.00	44,323.65	0.00	44,323.65	0.00	0.00	0.00	44,323.65	0.00
D	07/01/22 - 07/30/22	30	0.00	303,529.10	0.00	303,529.10	0.00	0.00	0.00	303,529.10	0.00
E	07/01/22 - 07/30/22	30	0.00	105,726.66	0.00	105,726.66	0.00	0.00	0.00	105,726.66	0.00
F	07/01/22 - 07/30/22	30	980,970.62	65,138.06	0.00	65,138.06	28,903.96	0.00	0.00	36,234.10	1,009,874.58
G	07/01/22 - 07/30/22	30	3,362,268.41	56,702.37	0.00	56,702.37	56,702.37	0.00	0.00	0.00	3,418,970.78
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,343,239.03	4,217,854.49	0.00	4,217,854.49	85,606.33	0.00	0.00	4,132,248.16	4,428,845.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592KBH6	4.766427%	53,113,000.00	53,113,000.00	0.00	210,966.01	0.00	0.00	210,966.01	53,113,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			217,765,000.03	217,765,000.00	0.00	803,336.92	0.00	0.00	803,336.92	217,765,000.00

Exchangeable Certificate Details
PEZ	12592KBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592KBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	5,517,274.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,235,660.31	Master Servicing Fee	13,233.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,716.10
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	457.20
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,188.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,235,660.31	Total Fees	17,805.83

Principal		Expenses/Reimbursements
Scheduled Principal	1,385,026.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	55,778.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,645.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,854.16
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	328.08
Total Principal Collected	1,385,026.07	Total Expenses/Reimbursements	85,606.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,132,248.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,385,026.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,517,274.23
Total Funds Collected	5,620,686.38	Total Funds Distributed	5,620,686.39

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,061,890,971.46	1,061,890,971.46	Beginning Certificate Balance	1,061,890,971.46
(-) Scheduled Principal Collections	1,385,026.07	1,385,026.07	(-) Principal Distributions	1,385,026.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,060,505,945.39	1,060,505,945.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,065,073,604.21	1,065,073,604.21	Ending Certificate Balance	1,060,505,945.39
Ending Actual Collateral Balance	1,063,673,151.07	1,063,673,151.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP
7,499,999 or less	16	85,742,374.55	8.09%	24	4.8015	2.026394	1.24 or less	12	290,810,404.32	27.42%	22	4.8288	0.885887
7,500,000 to 14,999,999	12	128,409,920.24	12.11%	19	4.6704	1.586243	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	5	102,071,299.78	9.62%	25	4.9817	0.805910	1.30 to 1.39	1	7,616,163.31	0.72%	25	4.4100	1.391300
25,000,000 to 49,999,999	6	196,704,340.16	18.55%	25	4.7125	1.088800	1.40 to 1.49	6	50,695,752.71	4.78%	24	4.6779	1.439667
50,000,000 to 74,999,999	3	188,055,207.14	17.73%	24	4.3723	2.024994	1.50 to 1.74	5	32,226,306.22	3.04%	24	4.6587	1.595979
75,000,000 or greater	1	120,000,000.00	11.32%	25	4.1250	3.799800	1.75 to 1.99	5	123,369,311.60	11.63%	25	4.5292	1.796932
Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338	2.00 or greater	14	316,265,203.71	29.82%	24	4.3642	2.834111
							Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP
							Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP
Alabama	3	23,196,541.37	2.19%	23	4.8217	1.593835
							Industrial	3	32,169,003.53	3.03%	25	4.6633	1.783482
Arizona	2	58,283,366.05	5.50%	25	4.2203	2.134588
							Lodging	11	288,187,165.91	27.17%	22	4.3290	2.558941
California	6	151,508,668.35	14.29%	25	4.7022	1.447300
							Mixed Use	1	5,553,120.08	0.52%	22	4.9000	2.889400
Colorado	4	13,614,400.41	1.28%	23	4.5684	1.716314
							Mobile Home Park	1	2,862,961.24	0.27%	21	5.9500	2.391500
Connecticut	1	22,247,317.52	2.10%	25	5.1000	0.510200
							Multi-Family	2	11,952,773.46	1.13%	24	4.4985	1.918258
Florida	3	154,582,137.52	14.58%	25	4.2707	3.242028
							Office	27	317,922,134.99	29.98%	24	4.7524	1.354942
Georgia	9	84,910,788.43	8.01%	24	4.5056	1.512296
							Other	1	11,583,131.77	1.09%	25	4.5980	2.269500
Louisiana	1	11,234,989.51	1.06%	(38)	4.9340	1.197300
							Retail	17	141,527,991.17	13.35%	24	4.6838	1.371745
Massachusetts	1	26,254,015.10	2.48%	25	4.1300	2.215100
							Self Storage	1	9,224,859.71	0.87%	24	4.5000	2.039500
Michigan	2	15,614,997.16	1.47%	25	4.7639	1.829536
							Totals	78	1,060,505,945.39	100.00%	24	4.6321	1.781338
Mississippi	1	2,825,000.00	0.27%	22	4.5100	2.253700

Missouri	1	4,757,730.05	0.45%	20	4.6266	2.059800

Nebraska	2	5,466,765.49	0.52%	20	4.6266	2.059800

New Jersey	2	70,222,431.57	6.62%	25	4.9505	0.977392

New York	1	5,908,627.98	0.56%	20	4.6266	2.059800

North Carolina	2	7,959,230.00	0.75%	24	4.7630	2.919493

Ohio	3	33,890,436.88	3.20%	25	4.5693	1.106011

Oklahoma	2	9,853,627.74	0.93%	22	4.6273	2.303739

Tennessee	5	18,827,880.60	1.78%	22	4.6947	2.316081

Texas	9	64,707,593.89	6.10%	23	4.8868	1.285315

Virginia	2	16,715,972.43	1.58%	22	4.5567	2.048597

Wisconsin	2	18,400,623.81	1.74%	25	4.5149	0.698832

Totals	78	1,060,505,945.39	100.00%	24	4.6321	1.781338

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP
	4.7499% or less	25	593,475,153.07	55.96%	24	4.3938	2.021157	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	10	118,912,090.00	11.21%	19	4.8307	1.566430	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	8	108,595,898.80	10.24%	24	5.3600	1.149971	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	43	820,983,141.87	77.41%	23	4.5849	1.840057
								Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP
	60 months or less	43	820,983,141.87	77.41%	23	4.5849	1.840057	Interest Only	1	120,000,000.00	11.32%	25	4.1250	3.799800
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	42	700,983,141.87	66.10%	23	4.6636	1.504572
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338	Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	239,522,803.52	22.59%	24	4.7940	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	4,412,642.98	0.42%	25	4.9740	2.060600
	1 year or less	41	789,074,130.40	74.41%	23	4.5787	1.883544
	2 years or greater	1	27,496,368.49	2.59%	23	4.7000	0.556700
	Totals	57	1,060,505,945.39	100.00%	24	4.6321	1.781338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100286	LO	Miami Beach	FL	Actual/360	4.125%	426,250.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	07/06/22
2	302501002	LO	Various	Various	Actual/360	4.130%	253,656.11	110,049.10	0.00	N/A	09/01/24	--	71,324,064.00	71,214,014.90	08/01/22
3	407000297	IN	Suffern	NY	Actual/360	4.579%	205,414.52	158,778.88	0.00	N/A	08/06/24	--	52,101,319.41	51,942,540.53	08/06/22
4	656100291	OF	San Diego	CA	Actual/360	4.423%	233,943.23	76,722.83	0.00	N/A	09/06/24	--	61,417,915.07	61,341,192.24	08/06/22
6	302501006	OF	Los Angeles	CA	Actual/360	4.995%	247,536.94	0.00	0.00	N/A	08/06/24	--	57,550,000.00	57,550,000.00	08/06/22
7	301991002	OF	Various	Various	Actual/360	4.627%	221,112.92	0.00	0.00	04/06/24	04/06/29	--	55,500,000.00	55,500,000.00	08/06/22
8	302501008	OF	Hamilton	NJ	Actual/360	5.300%	195,180.30	0.00	0.00	N/A	09/06/24	--	42,766,225.43	42,766,225.43	08/06/22
10	302501010	OF	Kennesaw	GA	Actual/360	4.360%	147,187.22	57,842.46	0.00	N/A	08/01/24	--	39,203,461.85	39,145,619.39	08/01/22
12	301880015	OF	Pleasant Hill	CA	Actual/360	4.540%	117,460.81	60,711.87	0.00	N/A	09/06/24	--	30,045,397.50	29,984,685.63	08/06/22
14	301880014	LO	Miami Beach	FL	Actual/360	4.800%	123,568.58	40,389.34	0.00	N/A	09/06/24	--	29,895,624.42	29,855,235.08	08/06/22
15	302501015	OF	Dallas	TX	Actual/360	4.700%	111,462.51	44,128.83	0.00	N/A	07/06/24	--	27,540,497.32	27,496,368.49	07/06/20
16	302501016	RT	Toms River	NJ	Actual/360	4.406%	104,344.86	45,989.76	0.00	N/A	09/06/24	--	27,502,195.90	27,456,206.14	05/06/21
17	302501017	MF	Dearborn	MI	Actual/360	4.645%	114,642.57	39,958.58	0.00	N/A	09/06/24	--	28,661,637.15	28,621,678.57	08/06/22
18	301880016	LO	Columbus	OH	Actual/360	4.610%	96,743.21	39,265.96	0.00	N/A	09/06/24	--	24,370,272.02	24,331,006.06	08/06/22
19	302501019	OF	Wallingford	CT	Actual/360	5.100%	97,883.35	41,111.79	0.00	N/A	09/01/24	--	22,288,429.31	22,247,317.52	08/01/20
20	406100226	OF	Beverly Hills	CA	Actual/360	5.881%	103,054.62	18,391.53	0.00	N/A	08/06/24	--	20,349,657.33	20,331,265.80	08/06/22
21	302501021	RT	Madera	CA	Actual/360	4.782%	78,137.39	31,820.31	0.00	N/A	09/06/24	--	18,973,380.87	18,941,560.56	08/06/22
23	302501023	LO	Newark	CA	Actual/360	4.482%	62,737.32	33,335.43	0.00	N/A	08/06/24	--	16,253,485.27	16,220,149.84	08/06/22
24	302501024	LO	College Park	GA	Actual/360	4.511%	54,985.96	28,729.90	0.00	N/A	09/06/24	--	14,153,753.57	14,125,023.67	08/06/22
25	407000287	RT	Birmingham	AL	Actual/360	4.800%	58,825.86	27,743.92	0.00	N/A	08/06/24	--	14,232,061.96	14,204,318.04	08/06/22
27	406100229	OF	Flushing	NY	Actual/360	5.150%	61,742.69	25,621.51	0.00	N/A	08/06/24	--	13,922,560.72	13,896,939.21	08/06/22
28	406100235	IN	Wyoming	MI	Actual/360	4.778%	58,333.67	22,144.63	0.00	N/A	09/06/24	--	14,177,967.63	14,155,823.00	08/06/22
29	302501029	MF	Indianapolis	IN	Actual/360	4.800%	55,485.73	21,115.41	0.00	N/A	07/06/24	--	13,423,967.46	13,402,852.05	08/06/22
30	302501030	IN	Chandler	AZ	Actual/360	4.525%	51,989.50	19,154.56	0.00	N/A	08/06/24	--	13,342,520.81	13,323,366.25	08/06/22
31	406100220	LO	Lake Charles	LA	Actual/360	4.934%	47,876.38	33,428.78	0.00	N/A	06/06/19	--	11,268,418.29	11,234,989.51	07/06/22
32	406100237	98	Atlanta	GA	Actual/360	4.598%	45,954.13	23,236.72	0.00	N/A	09/06/24	--	11,606,368.49	11,583,131.77	08/06/22
33	302501033	OF	Minneapolis	MN	Actual/360	4.340%	42,793.01	20,975.84	0.00	N/A	08/06/24	--	11,450,485.77	11,429,509.93	08/06/22
34	406100209	OF	Palo Alto	CA	Actual/360	5.089%	50,788.07	17,592.69	0.00	N/A	10/06/24	--	11,589,643.24	11,572,050.55	08/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	302501035	RT	Plano	TX	Actual/360	4.651%	44,453.55	17,945.76	0.00	N/A	07/06/24	--	11,099,435.34	11,081,489.58	08/06/22
36	406100233	OF	Milwaukee	WI	Actual/360	4.589%	42,690.38	18,748.08	0.00	N/A	09/06/24	--	10,803,208.58	10,784,460.50	07/06/22
38	302501038	OF	Phoenix	AZ	Actual/360	4.490%	37,712.87	19,981.54	0.00	N/A	08/06/24	--	9,754,028.88	9,734,047.34	08/06/22
41	302501041	MU	White Marsh	MD	Actual/360	4.843%	34,856.88	24,702.25	0.00	N/A	08/06/24	--	8,359,103.85	8,334,401.60	08/06/22
42	302501042	SS	Chesapeake	VA	Actual/360	4.500%	35,809.80	16,378.79	0.00	N/A	08/01/24	--	9,241,238.50	9,224,859.71	08/01/22
43	301880011	RT	Augusta	GA	Actual/360	4.890%	37,914.97	13,771.64	0.00	N/A	09/06/24	--	9,004,148.43	8,990,376.79	08/06/22
44	302501044	RT	Aurora	CO	Actual/360	4.519%	28,724.53	14,947.55	0.00	N/A	09/06/24	--	7,381,616.01	7,366,668.46	08/06/22
45	406100224	RT	Lilburn	GA	Actual/360	4.729%	32,164.35	12,588.53	0.00	N/A	07/06/24	--	7,898,530.31	7,885,941.78	08/06/22
46	302501046	OF	Various	Various	Actual/360	4.510%	32,331.06	0.00	0.00	06/06/24	06/06/31	--	8,325,000.00	8,325,000.00	08/06/22
47	301880012	RT	Greendale	WI	Actual/360	4.410%	28,964.70	11,143.44	0.00	N/A	09/06/24	--	7,627,306.75	7,616,163.31	08/06/22
48	301880010	MF	Reynoldsburg	OH	Actual/360	4.403%	26,122.40	12,349.65	0.00	N/A	09/06/24	--	6,889,777.20	6,877,427.55	08/06/22
50	302501050	RT	Orange Park	FL	Actual/360	4.800%	27,146.71	12,727.86	0.00	N/A	09/06/24	--	6,567,753.10	6,555,025.24	08/06/22
51	302501051	RT	Atlanta	GA	Actual/360	4.258%	21,908.93	18,890.58	0.00	N/A	08/06/24	--	5,975,252.42	5,956,361.84	08/06/22
52	406100230	RT	Houston	TX	Actual/360	5.223%	32,343.48	8,946.46	0.00	N/A	08/06/24	--	7,191,303.06	7,182,356.60	08/06/22
53	406100219	RT	Cypress	TX	Actual/360	4.905%	27,400.59	10,834.93	0.00	N/A	06/06/24	--	6,486,869.73	6,476,034.80	08/06/22
54	302501054	RT	Atlanta	GA	Actual/360	4.280%	21,401.75	10,688.60	0.00	N/A	08/06/24	--	5,806,925.38	5,796,236.78	08/06/22
55	302501056	LO	Leland	NC	Actual/360	4.747%	21,316.02	15,586.05	0.00	N/A	08/06/24	--	5,215,228.71	5,199,642.66	08/06/22
56	407000308	LO	Waxahachie	TX	Actual/360	5.106%	22,241.49	14,387.02	0.00	N/A	09/06/24	--	5,058,525.72	5,044,138.70	08/06/22
57	406100223	MU	Marietta	GA	Actual/360	4.900%	23,467.54	8,641.43	0.00	N/A	06/06/24	--	5,561,761.51	5,553,120.08	08/06/22
58	407000306	LO	Various	Various	Actual/360	4.794%	21,044.89	9,888.97	0.00	N/A	09/06/24	--	5,097,878.13	5,087,989.16	08/06/22
59	406100236	MU	Melbourne	FL	Actual/360	5.600%	23,123.26	12,841.02	0.00	N/A	09/06/24	--	4,795,146.59	4,782,305.57	08/06/22
60	302501060	MF	Tulsa	OK	Actual/360	4.628%	20,261.70	8,861.62	0.00	N/A	07/06/24	--	5,084,207.53	5,075,345.91	08/06/22
61	406100207	RT	Katy	TX	Actual/360	5.120%	20,161.52	8,679.99	0.00	N/A	04/06/24	--	4,572,924.47	4,564,244.48	08/06/22
62	406100232	IN	El Cajon	CA	Actual/360	4.710%	19,051.24	7,429.95	0.00	N/A	09/06/24	--	4,697,244.23	4,689,814.28	08/06/22
63	302501063	RT	Brentwood	TN	Actual/360	4.974%	18,930.76	7,161.88	0.00	N/A	09/06/24	--	4,419,804.86	4,412,642.98	08/06/22
64	302501064	IN	Peachtree City	GA	Actual/360	4.810%	16,469.29	7,693.13	0.00	N/A	09/01/24	--	3,976,222.68	3,968,529.55	08/01/22
65	302501065	RT	Millbrook	AL	Actual/360	5.200%	16,154.06	10,217.37	0.00	N/A	08/06/24	--	3,607,606.40	3,597,389.03	08/06/22
67	406100228	RT	Hapeville	GA	Actual/360	5.690%	17,707.41	6,063.03	0.00	N/A	08/06/24	--	3,613,962.74	3,607,899.71	08/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	406100215	MH	Brookshire	TX	Actual/360	5.950%	14,692.72	4,688.32	0.00	N/A	05/06/24	--	2,867,649.56	2,862,961.24 08/06/22
Totals							4,235,660.31	1,385,026.07	0.00				1,061,890,971.46	1,060,505,945.39
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,419,978.93	53,143,951.44	04/01/21	03/31/22	--	0.00	0.00	425,216.67	425,216.67	0.00	0.00
2	15,877,897.99	22,814,870.99	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	5,987,608.79	1,667,345.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	36,198,339.00	9,335,220.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	22,664.72	0.00
8	5,004,715.00	1,071,847.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,041,255.26	1,265,280.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,774,001.00	1,957,596.09	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,588,126.00	0.00	--	--	--	0.00	88,337.27	0.00	0.00	0.00	0.00
15	8,441,463.00	972,517.00	01/01/20	03/31/20	--	0.00	12,563.89	155,247.47	3,871,283.88	0.00	0.00
16	1,853,207.15	369,313.22	01/01/22	03/31/22	--	0.00	14,943.73	149,991.22	2,236,542.21	753,150.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,572,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,295,613.86	212,751.00	01/01/22	03/31/22	01/07/21	12,725,941.21	1,623,926.58	82,938.33	1,707,340.06	1,052.70	0.00
20	1,164,432.04	313,173.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,861,375.08	896,978.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,517,985.00	939,288.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,485,803.55	401,571.14	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	463,117.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,604,435.00	428,533.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	297,275.00	01/01/22	03/31/22	--	0.00	694,918.76	81,208.13	81,208.13	0.00	0.00
32	1,157,376.99	958,477.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1,083,845.06	292,196.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	69,091.44	01/01/22	03/31/22	--	0.00	0.00	61,345.43	61,345.43	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,061,404.60	647,128.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,302,761.11	289,483.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,001,451.00	438,033.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	980,764.24	456,965.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	849,926.00	430,276.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	781,392.01	182,973.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	874,696.20	183,508.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	798,083.50	455,200.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,168,179.81	286,697.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	672,286.79	174,370.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	427,230.00	160,673.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,108,927.75	1,248,142.75	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,102,188.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,207,307.00	607,710.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,419,323.21	1,507,803.28	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	890,674.00	484,494.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	627,896.72	306,428.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	571,709.84	264,567.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	574,953.00	333,279.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	537,267.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	557,360.92	282,634.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	151,445,272.55	106,610,766.66				12,725,941.21	2,434,690.23	955,947.25	8,382,936.38	776,867.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/22	0	0.00	0	0.00	3	77,199,892.15	0	0.00	3	60,978,675.52	0	0.00	0	0.00	0	0.00	4.632125%	4.585564%	24
07/12/22	0	0.00	0	0.00	4	107,226,746.95	0	0.00	3	61,097,344.92	0	0.00	0	0.00	0	0.00	4.632143%	4.585566%	25
06/10/22	0	0.00	0	0.00	4	107,411,740.92	0	0.00	3	61,223,795.06	0	0.00	0	0.00	0	0.00	4.632166%	4.578534%	26
05/12/22	2	35,293,292.73	0	0.00	4	107,581,910.74	0	0.00	3	61,341,433.67	0	0.00	0	0.00	0	0.00	4.632183%	4.578536%	27
04/12/22	1	10,861,753.77	0	0.00	4	107,765,507.11	0	0.00	3	61,466,890.33	1	24,493,354.13	0	0.00	0	0.00	4.632205%	4.578541%	28
03/11/22	0	0.00	0	0.00	5	132,466,216.80	0	0.00	3	61,583,506.66	0	0.00	0	0.00	0	0.00	4.632222%	4.565066%	29
02/11/22	0	0.00	0	0.00	5	132,724,643.46	0	0.00	3	61,724,675.82	0	0.00	0	0.00	0	0.00	4.632252%	4.565097%	30
01/12/22	0	0.00	0	0.00	4	102,775,842.82	0	0.00	3	61,840,208.23	0	0.00	0	0.00	0	0.00	4.632268%	4.565116%	31
12/10/21	0	0.00	0	0.00	4	102,941,324.77	0	0.00	3	61,955,254.79	1	30,193,430.42	0	0.00	0	0.00	4.632285%	4.565134%	32
11/15/21	1	20,514,668.23	0	0.00	5	133,355,953.51	0	0.00	4	62,078,213.24	0	0.00	0	0.00	1	2,239,540.13	4.632305%	4.565157%	33
10/13/21	1	20,532,426.42	0	0.00	6	136,321,670.24	0	0.00	3	37,004,058.09	0	0.00	0	0.00	1	1,198,261.47	4.634841%	4.567187%	34
09/13/21	1	20,553,435.85	0	0.00	6	136,553,222.81	0	0.00	3	37,092,129.80	0	0.00	0	0.00	0	0.00	4.635180%	4.567585%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100286	07/06/22	0	B	425,216.67	425,216.67	0.00	120,000,000.00
15	302501015	07/06/20	24	6	155,247.47	3,871,283.88	24,817.60	28,596,376.91	05/20/20	7			11/02/21
16	302501016	05/06/21	14	6	149,991.22	2,236,542.21	826,995.60	28,154,433.86	05/14/20	1
19	302501019	08/01/20	23	6	82,938.33	1,707,340.06	4,193.70	23,228,670.53	08/17/17	7			09/24/19
31	406100220	07/06/22	0	5	81,208.13	81,208.13	400.00	11,268,418.29	02/27/19	7			07/29/21
36	406100233	07/06/22	0	B	61,345.43	61,345.43	0.00	10,803,208.58	02/25/19	98
Totals					955,947.25	8,382,936.38	856,406.90	222,051,108.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,234,990	0	0		11,234,990
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		381,075,263	353,578,894	0		27,496,368
25 - 36 Months		604,370,693	554,667,170	27,456,206		22,247,318
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		63,825,000	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	1,060,505,945	972,071,064	0	0	27,456,206	60,978,676
Jul-22	1,061,890,971	943,395,806	0	0	57,397,820	61,097,345
Jun-22	1,063,372,323	944,657,334	0	0	57,491,194	61,223,795
May-22	1,064,745,795	910,534,204	35,293,293	0	57,576,865	61,341,434
Apr-22	1,066,216,010	936,217,809	10,861,754	0	57,669,557	61,466,890
Mar-22	1,067,578,020	923,708,010	0	0	82,286,504	61,583,507
Feb-22	1,069,242,161	925,076,325	0	0	82,441,160	61,724,676
Jan-22	1,070,591,962	956,342,371	0	0	52,409,383	61,840,208
Dec-21	1,071,936,327	957,488,835	0	0	52,492,237	61,955,255
Nov-21	1,073,378,460	907,967,815	20,514,668	0	82,817,764	62,078,213
Oct-21	1,077,474,800	909,048,542	20,532,426	0	110,889,774	37,004,058
Sep-21	1,080,118,071	911,405,664	20,553,436	0	111,066,841	37,092,130
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	302501015	27,496,368.49	28,596,376.91	75,900,000.00	06/16/22	779,635.00	0.55670	03/31/20	07/06/24	264
16	302501016	27,456,206.14	28,154,433.86	32,700,000.00	03/06/22	314,871.47	0.69810	03/31/22	09/06/24	264
18	301880016	24,331,006.06	24,331,006.05	46,200,000.00	04/20/22	1,468,408.00	0.89960	12/31/21	09/06/24	264
19	302501019	22,247,317.52	23,228,670.53	12,600,000.00	03/03/22	212,751.00	0.51020	03/31/22	09/01/24	264
31	406100220	11,234,989.51	11,268,418.29	10,400,000.00	01/31/22	292,057.00	1.19730	03/31/22	06/06/19	201
36	406100233	10,784,460.50	10,803,208.58	17,500,000.00	07/01/14	38,669.94	0.20980	03/31/22	09/06/24	264
Totals		123,550,348.22	126,382,114.22	195,300,000.00		3,106,392.41

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	302501015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. YE 2019 DSCR was 1.36x with 90% occupancy. At the time of transfer, occupancy was approximately 70% following a major tenant extension and contraction. Borrower defaulted on the August debt service payment and Lender issued a default notice. Borrower filed a TRO and temporary injunction was entered providing Borrower 180 days. TRO expired in October of 2021 and Lender was the winning bidder in the foreclosure auction held on 11/2/21. Deed was recorded and asset became REO effective 11/3/21. Lender is

	working with the property management and leasing teams to stabilize the asset.
16	302501016	RT	NJ	05/14/20	1
	Special Servicer has received lender's approval to enter into a loan modification with the borrower. Legal documentation in process.

18	301880016	LO	OH	06/11/20	9
	Loan transferred for imminent default due to the COVID 19 pandemic. Loan has been brought current. Pending return to the master servicer.

19	302501019	OF	CT	08/17/17	7

As of 9/24/19 property transferred to REO. A property manager and leasing agent have been engaged and the transition to REO completed. The Property is currently 77% occupied. A lease expansion and extension with Burns and McDonnell has been executed as well as a lease extension with Liberty Mutual. A lease renewal is being drafted by counsel for Anthem Blue Cross/Blue Shield. Tenants are beginning to return to the office. Anthem lease has been executed. Currently

	negotiating with prospective tenants. Sale is expected in 2/2023.

31	406100220	LO	LA	02/27/19	7

Borrower has stipulated to a keeper/receiver which was signed by the court on 7/2/2019. The Property sustained damage from recent hurricanes. An insurance adjuster has visited the Property. Borrower and Special Servicer are working to document a deed in lieu of foreclosure and Guarantor settlement of certain carveout events. Property has been transferred to REO via DIL effective July 29, 2021. A sale is being negotiated with an expected closing on 12/31/2022.

36	406100233	OF	WI	02/25/19	98
	Loan is in cash management. Borrower expressed intent to bring the loan current. Settlement discussions are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	05/01/20	05/06/20	07/06/20
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	07/06/20	05/06/20	05/01/20
2	302501002	74,071,251.43	4.13000%	74,071,251.43	4.13000%	10	05/01/20	05/01/20	07/06/20
2	302501002	73,438,592.50	4.13000%	73,336,063.48	4.13000%	10	07/06/20	05/01/20	05/01/20
6	302501006	0.00	4.99500%	0.00	4.99500%	10	06/30/20	06/30/20	--
6	302501006	0.00	4.99500%	0.00	4.99500%	10	10/25/21	06/30/20	--
14	301880014	0.00	4.80000%	0.00	4.80000%	10	11/30/21	08/06/20	--
18	301880016	0.00	4.61000%	0.00	4.61000%	10	03/08/22	03/08/22	--
21	302501021	19,733,141.87	4.78250%	19,733,141.87	4.78250%	10	06/01/20	06/06/20	08/06/20
21	302501021	19,583,257.11	4.78250%	19,553,948.43	4.78250%	10	08/06/20	06/06/20	06/01/20
Totals		213,804,393.30		213,804,393.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	406100165 08/12/21	29,859,405.94	8,700,000.00	11,450,774.39	713,570.68	11,450,774.39	10,737,203.71	19,122,202.23	0.00	(173,698.15)	19,295,900.38	58.47%
49	407000284 12/11/20	6,773,014.55	3,500,000.00	2,497,822.42	709,988.62	2,497,822.42	1,787,833.80	4,985,180.75	0.00	0.00	4,985,180.75	64.95%
68	302501068 11/15/21	2,762,798.76	2,900,000.00	3,006,419.93	755,239.97	3,006,419.93	2,251,179.96	511,618.80	0.00	0.00	511,618.80	14.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		39,395,219.25	15,100,000.00	16,955,016.74	2,178,799.27	16,955,016.74	14,776,217.47	24,619,001.78	0.00	(173,698.15)	24,792,699.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	406100165	10/13/21	0.00	0.00	19,295,900.38	0.00	0.00	173,698.15	0.00	0.00	19,295,900.38
		08/12/21	0.00	0.00	19,122,202.23	0.00	0.00	19,122,202.23	0.00	0.00
49	407000284	12/11/20	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75
68	302501068	11/15/21	0.00	0.00	511,618.80	0.00	0.00	511,618.80	0.00	0.00	511,618.80
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	24,792,699.93	0.00	0.00	24,792,699.93	0.00	0.00	24,792,699.93

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	1,639.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,928.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,920.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,246.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,798.20	0.00	0.00	55,778.51	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,214.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	328.08	0.00
31	0.00	0.00	2,425.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	2,325.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,645.58	0.00	2,854.16	55,778.51	0.00	0.00	0.00	0.00	328.08	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,606.33

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31